Related Party Transactions - Additional Information (Details) - USD ($)			3 Months Ended			6 Months Ended
	Feb. 10, 2021	Oct. 07, 2020	Jun. 30, 2021	Dec. 31, 2020		Jun. 30, 2021
Related Party Transaction [Line Items]
Repayment of related party debt			$ 295,000			$ 295,000
Provision for working capital			701,250	$ 701,250		701,250
Cash Paid From Sponsor		$ 25,000
Aggregate shares held by Sponsor (in Shares)		3,187,500
Related Party Loan [Member]
Related Party Transaction [Line Items]
Repayment of related party debt			$ 295,000			$ 295,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Lock in period of shares				1 year		1 year
Share price			$ 12.00	$ 12.00		$ 12.00
Number of specific trading days for determining share price				20 days		20 days
Total number of trading days for determining the share price				30 days		30 days
Waiting time after which share price is considered				150 days		150 days
Issued and outstanding shares, percentage		20.00%
Common stock shares oustanding	24,437,500
Fouder shares issued to directors (in Shares)		30,000
Sponsor [Member]
Related Party Transaction [Line Items]
Due to related party			$ 28,900			$ 28,900
Fouder shares issued to directors (in Shares)	30,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants value			$ 2,500,000	$ 2,500,000		$ 2,500,000
Debt instrument conversion price per share			$ 2.50	$ 2.50		$ 2.50
Sponsor [Member] | Related Party Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face value		$ 300,000
Reinvent Capital [Member] | Support Service Agreement [Member]
Related Party Transaction [Line Items]
Support service fee				$ 1,875,000
Reinvent Capital [Member] | Support Services Agreement [Member]
Related Party Transaction [Line Items]
Support service fee						$ 1,875,000
Related party transaction expenses recognized			$ 390,600			468,800
Reimbursement of expenses			83,200			94,300
Reinvent Capital [Member] | Support Services Agreement [Member] | Due to Related Party [Member]
Related Party Transaction [Line Items]
Prepaid expenses related party			$ 468,800			$ 468,800
Class B Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares received (in Shares)		2,875,000
Common stock shares oustanding			24,437,500	24,437,500	[1],[2]	24,437,500
Class B Ordinary Shares | Founder Shares [Member]
Related Party Transaction [Line Items]
Issued and outstanding shares, percentage				20.00%

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.